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                          Prospectus Supplement
 Separate Account VEL II of First Allmerica Financial Life Insurance Company
                Supplement to Prospectus dated May 1, 1996
                       (and revised August 30, 1996)


The first paragraph of the Examples on page A-13 under Appendix D--Maximum Surrender Charge per $1,000 Face Amount is amended to read as follows:

                                EXAMPLES

For the purposes of these examples, assume that a male, Age 35, non-smoker purchases a $100,000 Policy. In this example the Guideline Annual Premium ("GAP") equals $1,037.57. His maximum surrender charge is calculated as follows:

(1) Deferred Administrative Charge                $850.00
    ($8.50/$1,000 of Face Amount)

(2) Deferred Sales Charge                         $873.62
    (49% x 1.660714 GAPs)                         -------

                          TOTAL                 $1,723.62

Maximum Surrender Charge per
Table on page A-11 (16.60 x 100)                  $1,660.00





                                        Supplement Dated: October 31, 1996